Liabilities under insurance contracts (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts issued that are liabilities	€ 17,799	€ 16,426	€ 18,560
Net liabilities or assets for remaining coverage excluding loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts issued that are liabilities	71	78	75
Liabilities for incurred claims
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts issued that are liabilities	466	507	512
Estimates of present value of future cash flows | Loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts issued that are liabilities	16,627	15,206	17,196
Risk adjustment for non-financial risk | Loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts issued that are liabilities	211	154	185
Contractual service margin | Loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts issued that are liabilities	€ 424	€ 481	€ 592